BNY HAMILTON FUNDS, INC.
BNY HAMILTON TAX-EXEMPT FIXED INCOME FUNDS

Supplement dated October 1, 1997
to the Prospectus dated
March 31, 1997


The second feature shown in the table in the last paragraph of Summary of Shareholder Services on page 19 is amended as follows:

Account Statements Quarterly, showing any activity during the quarter, any income credited during the quarter and the current value of your account.


BNY HAMILTON FUNDS, INC.
BNY Hamilton Taxable Fixed Income Funds
Supplement dated October 1, 1997
to the Prospectus dated
March 31, 1997


The second feature shown in the table in the last paragraph of Summary of Shareholder Services on page 16 is amended as follows:

Account Statements   Quarterly, showing any activity during the quarter,
any income credited during the quarter and the current value of your account.


BNY HAMILTON FUNDS, INC.
BNY Hamilton Equity Funds
Supplement dated October 1, 1997
to the Prospectus dated
March 31, 1997


The second feature shown in the table in the last paragraph of Summary of Shareholder Services on page 21 is amended as follows:

Account Statements   Quarterly, showing any activity during the quarter,
any income credited during the quarter and the current value of your account.


BNY HAMILTON FUNDS, INC.
BNY HAMILTON MONEY MARKET FUND
BNY HAMILTON MONEY FUND
HAMILTON CLASSIC SHARES

Supplement dated October 1, 1997
to the Prospectus dated
March 31, 1997


The second feature shown in the "Summary of Classes and Services
Available for BNY Hamilton Money Fund" table is amended as follows:

Services Provided

Detailed statements sent to you directly each quarter.


BNY HAMILTON FUNDS, INC.
BNY HAMILTON MONEY MARKET FUNDS
HAMILTON PREMIER SHARES

Supplement dated October 1, 1997
to the Prospectus dated
March 31, 1997


The second feature shown in the "Summary of Classes and Services
Available for BNY Hamilton Money Market Funds" table is amended as follows:

Services Provided

Detailed statements sent to you directly each quarter.


BNY HAMILTON FUNDS, INC.
BNY HAMILTON MONEY MARKET FUNDS
HAMILTON SHARES

Supplement dated October 1, 1997
to the Prospectus dated
March 31, 1997


The second feature shown in the "Summary of Classes and Services
Available for BNY Hamilton Money Market Funds"table is amended as follows:

Services Provided

Detailed statements sent to you directly each quarter.